UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

April 17, 2026 to May 15, 2026

Commission File Number of issuing entity: 333-207132-11

Central Index Key Number of issuing entity: 0001700668

Citigroup Commercial Mortgage Trust 2017-P7

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207132

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Citigroup Global Markets Realty Corp.

(Central Index Key Number: 0001541001)

Citi Real Estate Funding Inc.

(Central Index Key Number: 0001701238)

Natixis Real Estate Capital LLC

(Central Index Key Number: 0001542256)

Macquarie US Trading LLC d/b/a Principal Commercial Capital

(Central Index Key Number: 0001634437)

(Exact names of sponsors as specified in their respective charters)

Richard Simpson (212) 816-5343

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

82-1399691

82-6259785

82-6277304

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

Title of class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
A-1	☐	☐	☒	Not Applicable
A-2	☐	☐	☒	Not Applicable
A-3	☐	☐	☒	Not Applicable
A-4	☐	☐	☒	Not Applicable
A-AB	☐	☐	☒	Not Applicable
X-A	☐	☐	☒	Not Applicable
X-B	☐	☐	☒	Not Applicable
X-C	☐	☐	☒	Not Applicable
A-S	☐	☐	☒	Not Applicable
B	☐	☐	☒	Not Applicable
C	☐	☐	☒	Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On May 15, 2026, a distribution was made to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2017-P7.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) and held by Citigroup Commercial Mortgage Trust 2017-P7 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period covered by this distribution report on Form 10-D.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on February 10, 2026. The CIK number of the Depositor is 0001258361 .

Citigroup Global Markets Realty Corp. (“CGMRC”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 10, 2026. The CIK number of CGMRC is 0001541001.

Citi Real Estate Funding Inc. (“CREFI”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 10, 2026. The CIK number of CREFI is 0001701238.

Natixis Real Estate Capital LLC (“Natixis”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 13, 2026. The CIK number of Natixis is 0001542256.

Macquarie US Trading LLC d/b/a Principal Commercial Capital (“PCC”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 11, 2026. The CIK number of PCC is 0001634437.

Item 1A. Asset-Level Information.

See the Asset Data File and the asset related document filed as Exhibit 102 and Exhibit 103, respectively, to the registrant’s Form ABS-EE filed on May 28, 2026 under Commission File No. 333-207132-11 and incorporated by reference herein.

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

Disclosure from Deutsche Bank Trust Company Americas, as trustee (the “Trustee”):

In 2014 and 2015, several investors sued several trustees of residential mortgage-backed securities (“RMBS”) trusts, including Deutsche Bank Trust Company Americas (“DBTCA”), concerning the trustees’ administration of RMBS trusts. These cases generally alleged that the RMBS trustees failed to perform purported duties, as trustees for private-label RMBS trusts, to enforce breaches of representations and warranties as to mortgage loans held by the trusts and to enforce breaches by servicers of their mortgage loan servicing obligations for the trusts. Investors have sued DBTCA in six of these cases. DBTCA has settled two cases brought by funds managed by Blackrock Advisors, LLC, PIMCO-Advisors, L.P. and others; settled one case brought by IKB International, S.A. in Liquidation and IKB Deutsche Industriebank A.G.; and obtained summary judgment in one case, brought by certain special purpose entities including Phoenix Light SF Limited. In addition, the one case described below remains active.

On November 30, 2017, DBTCA was added as a defendant to a case brought by Commerzbank AG (“Commerzbank”) in the U.S. District Court for the Southern District of New York, in which Commerzbank previously alleged incorrectly that Deutsche Bank National Trust Company (“DBNTC”) served as trustee for all 50 of the trusts at issue. On November 30, 2017, Commerzbank filed a second amended complaint that names DBTCA as a defendant in addition to DBNTC. DBTCA serves as trustee for 1 of the 50 trusts at issue. DBNTC serves as trustee for the other 49 trusts at issue. Commerzbank’s second amended complaint brings claims for violation of the U.S. Trust Indenture Act of 1939 (“TIA”); breach of contract; breach of fiduciary duty; negligence; violation of the New York Streit Act (“Streit Act”); and breach of the covenant of good faith. However, in the second amended complaint, Commerzbank acknowledges that, before DBTCA was added to the case, the court dismissed Commerzbank’s TIA claims for the trusts governed by pooling and servicing agreements, as well as its Streit Act claims and claims for breach of the covenant of good faith, and Commerzbank only includes these claims to preserve any rights on appeal. The second amended complaint alleges that DBNTC and DBTCA caused Commerzbank to suffer “hundreds of millions of dollars in losses,” but the complaint does not include a demand for money damages in a sum certain. On January 29, 2018, DBNTC and DBTCA filed an answer to the second amended complaint. On December 7, 2018, DBNTC and DBTCA filed a motion for summary judgment. Also on December 7, 2018, Commerzbank, jointly with the Phoenix Light plaintiffs, filed a motion for partial summary judgment. On February 8, 2022, the court issued an order in which it granted in part DBNTC and DBTCA’s motion for summary judgment and denied plaintiffs’ motion for partial summary judgment. As a result of that order, many of plaintiffs’ claims and theories were dismissed with prejudice. On September 26, 2024, DBNTC and DBTCA filed a motion for summary judgment, which has been fully briefed.

It is DBTCA’s belief that it has no pending legal proceedings (including, based on DBTCA’s present evaluation, the litigation disclosed in the foregoing paragraphs) that would materially affect its ability to perform its duties as Trustee under the Pooling and Servicing Agreement for this transaction.

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

With respect to the pool assets for Citigroup Commercial Mortgage Trust 2017-P7, there are no significant obligors within the meaning of Item 1101(k) of Regulation AB.

Item 7. Change in Sponsor Interest in Securities.

None

Item 8. Significant Enhancement Provider Information.

None

Item 9. Other Information.

Wells Fargo Bank, National Association, in its capacity as Master Servicer for Citigroup Commercial Mortgage Trust 2017-P7, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	04/16/2026	$0.00
Current Distribution Date:	05/15/2026	$0.00

Loan Combination Custodial Account Balance
Prior Distribution Date:	04/16/2026	$0.00
Current Distribution Date:	05/15/2026	$0.00

*REO Account Balance
Prior Distribution Date:	04/16/2026	$0.00
Current Distribution Date:	05/15/2026	$0.00

*As provided by the Special Servicer

Citibank, N.A., in its capacity as Certificate Administrator for Citigroup Commercial Mortgage Trust 2017-P7, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	04/16/2026	$1.15
Current Distribution Date:	05/15/2026	$1.18

Interest Reserve Account Balance
Prior Distribution Date:	04/16/2026	$0.00
Current Distribution Date:	05/15/2026	$0.00

Excess Interest Distribution Account Balance
Prior Distribution Date:	04/16/2026	$0.00
Current Distribution Date:	05/15/2026	$0.00

Excess Liquidation Proceeds Reserve Account Balance
Prior Distribution Date:	04/16/2026	$0.00
Current Distribution Date:	05/15/2026	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D:

(99.1): Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2017-P7, relating to the May 15, 2026 distribution.

(102): Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on May 28, 2026 under Commission File No. 333-207132-11 and incorporated by reference herein).

(103): Asset related document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on May 28, 2026 under Commission File No. 333-207132-11 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D are listed above and in the Exhibit Index that immediately precedes the signature page hereof.

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2017-P7, relating to the May 15, 2026 distribution.

Exhibit 102	Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE filed on May 28, 2026 under Commission File No. 333-207132-11 and incorporated by reference herein).

Exhibit 103	Asset related document (filed as Exhibit 103 to the registrant’s Form ABS-EE filed on May 28, 2026 under Commission File No. 333-207132-11 and incorporated by reference herein).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

/s/ Richard Simpson
Richard Simpson, President

Date: May 28, 2026